UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tremblant Capital Group

Address:  767 Fifth Avenue
          New York, New York 10153


13F File Number: 028-11746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Hoffman
Title:  General Counsel
Phone:  (212) 303-7361


Signature, Place and Date of Signing:

/s/ Michael Hoffman              New York, New York            May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      49

Form 13F Information Table Value Total:   $2,586,635
                                           (thousands)


List of Other Included Managers:  None

                                                        TREMBLANT CAPITAL GROUP
                                                              SEC Form 13-F
                                                              March 31, 2011

COLUMN 1                      COLUMN  2         COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE OF                     VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP     (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE

ALLSCRIPTS HEALTHCARE SOLUTN  COM               01988P108   39,029   1,859,427  SH           SOLE            1,859,427
AMERICAN EAGLE OUTFITTERS NE  COM               02553E106   32,617   2,052,700      CALL     SOLE            2,052,700
BAIDU INC                     SPON ADR REP A    056752108   43,253     313,857  SH           SOLE              313,857
BONA FILM GROUP LTD           SPONSORED ADS     09777B107   18,281   2,856,386  SH           SOLE            2,856,386
CARIBOU COFFEE INC            COM               142042209    9,974     980,700  SH           SOLE              980,700
CHEESECAKE FACTORY INC        COM               163072101   63,640   2,114,995  SH           SOLE            2,114,995
CHINACACHE INTL HLDG LTD      SPON ADR          16950M107   40,740   2,234,770  SH           SOLE            2,234,770
COSTCO WHSL CORP NEW          COM               22160K105    7,930     108,153  SH           SOLE              108,153
CVS CAREMARK CORPORATION      COM               126650100   71,065   2,070,646  SH           SOLE            2,070,646
GREATBATCH INC                COM               39153L106   28,275   1,068,588  SH           SOLE            1,068,588
GREEN MTN COFFEE ROASTERS IN  COM               393122106    7,333     113,500      CALL     SOLE              113,500
GREEN MTN COFFEE ROASTERS IN  COM               393122106   42,187     652,953  SH           SOLE              652,953
HOLOGIC INC                   COM               436440101   55,826   2,514,667  SH           SOLE            2,514,667
IMAX CORP                     COM               45245E109   81,997   2,564,003  SH           SOLE            2,564,003
ISHARES TR                    FTSE CHINA25 IDX  464287184   17,973     400,200      PUT      SOLE              400,200
KINDER MORGAN INC DEL         COM               49456B101   28,188     950,996  SH           SOLE              950,996
LIZ CLAIBORNE INC             COM               539320101   46,739   8,671,521  SH           SOLE            8,671,521
LOWES COS INC                 COM               548661107   80,550   3,047,681  SH           SOLE            3,047,681
MACYS INC                     COM               55616P104   26,533   1,093,683  SH           SOLE            1,093,683
MASTERCARD INC                CL A              57636Q104   78,085     310,207  SH           SOLE              310,207
MEDASSETS INC                 COM               584045108   17,494   1,147,907  SH           SOLE            1,147,907
MELCO CROWN ENTMT LTD         ADR               585464100      162      21,300      CALL     SOLE               21,300
MELCO CROWN ENTMT LTD         ADR               585464100   94,460  12,428,914  SH           SOLE            12,428,914
NUANCE COMMUNICATIONS INC     COM               67020Y100   39,792   2,035,400      CALL     SOLE            2,035,400
OMNICARE INC                  COM               681904108   52,034   1,735,056  SH           SOLE            1,735,056
ORTHOFIX INTL N V             COM               N6748L102   18,111     557,946  SH           SOLE              557,946
PENNEY J C INC                COM               708160106   35,344     984,227  SH           SOLE              984,227
PFIZER INC                    COM               717081103  116,017   5,712,300      CALL     SOLE            5,712,300
PFIZER INC                    COM               717081103   45,485   2,239,554  SH           SOLE            2,239,554
PIER 1 IMPORTS INC            COM               720279108   35,812   3,528,249  SH           SOLE            3,528,249
PROCTER & GAMBLE CO           COM               742718109  200,262   3,251,000      CALL     SOLE            3,251,000
PROCTER & GAMBLE CO           COM               742718109  157,127   2,550,765  SH           SOLE            2,550,765
QUIKSILVER INC                COM               74838C106    5,708   1,291,500      PUT      SOLE            1,291,500
RESEARCH IN MOTION LTD        COM               760975102  321,317   5,683,000      CALL     SOLE            5,683,000
RESEARCH IN MOTION LTD        COM               760975102  102,991   1,821,567  SH           SOLE            1,821,567
SCHWAB CHARLES CORP NEW       COM               808513105   33,738   1,871,233  SH           SOLE            1,871,233
SELECT SECTOR SPDR TR         SBI CONS DISCR    81369Y407   47,141   1,207,200      PUT      SOLE            1,207,200
SYMMETRY MED INC              COM               871546206   27,278   2,783,494  SH           SOLE            2,783,494
TALBOTS INC                   COM               874161102    3,020     500,000      CALL     SOLE              500,000
TOWERS WATSON & CO            CL A              891894107   13,796     248,764  SH           SOLE              248,764
TRANSDIGM GROUP INC           COM               893641100   29,856     356,154  SH           SOLE              356,154
UNION PAC CORP                COM               907818108   65,741     668,575  SH           SOLE              668,575
UNITED PARCEL SERVICE INC     COM               911312106   41,010     551,804  SH           SOLE              551,804
VISA INC                      COM CL A          92826C839   78,457   1,065,701  SH           SOLE            1,065,701
VISTEON CORP                  COM NEW           92839U206   69,178   1,107,028  SH           SOLE            1,107,028
VIVUS INC                     COM               928551100    5,141     830,583  SH           SOLE              830,583
WRIGHT MED GROUP INC          COM               98235T107   18,588   1,092,758  SH           SOLE            1,092,758
WYNN RESORTS LTD              COM               983134107   31,180     245,200      PUT      SOLE              245,200
YOUKU COM INC                 SPONSORED ADR     98742U100   60,179   1,266,667  SH           SOLE            1,266,667




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